SIGNIFlCANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2018 USD ($)
Year One [Member]
GDP growth	1.80%
Inflation	4.10%
Monetary Policy Rate	4.80%
Unemployment	9.60%
Exchange Rate	2992.00%
Exports	$ 37,385
Imports	$ 46,076
Year Two [Member]
GDP growth	2.60%
Inflation	3.40%
Monetary Policy Rate	4.30%
Unemployment	9.30%
Exchange Rate	3060.00%
Exports	$ 43,035
Imports	$ 50,140
Year Three [Member]
GDP growth	3.20%
Inflation	3.40%
Monetary Policy Rate	4.80%
Unemployment	8.80%
Exchange Rate	3130.00%
Exports	$ 47,290
Imports	$ 54,960
Year Four [Member]
GDP growth	3.40%
Inflation	3.20%
Monetary Policy Rate	5.30%
Unemployment	8.70%
Exchange Rate	3260.00%
Exports	$ 46,072
Imports	$ 59,352
Year Five [Member]
GDP growth	3.10%
Inflation	3.10%
Monetary Policy Rate	5.00%
Unemployment	8.60%
Exchange Rate	3320.00%
Exports	$ 44,548
Imports	$ 60,539
Year Six [Member]
GDP growth	3.30%
Inflation	3.00%
Monetary Policy Rate	4.80%
Unemployment	8.50%
Exchange Rate	3370.00%
Exports	$ 48,213
Imports	$ 62,658
Year seven [Member]
GDP growth	3.40%
Inflation	3.00%
Monetary Policy Rate	4.80%
Unemployment	8.30%
Exchange Rate	3430.00%
Exports	$ 52,574
Imports	$ 65,791
Base Scenario | Panama [Member] | Year One [Member]
GDP growth	5.40%
Inflation	0.40%
Unemployment	6.00%
Exports	$ 24,933
Imports	$ 26,961
Current Account Deficit	(8.00%)
Base Scenario | Panama [Member] | Year Two [Member]
GDP growth	3.70%
Inflation	1.00%
Unemployment	6.50%
Exports	$ 27,973
Imports	$ 28,370
Current Account Deficit	(5.80%)
Base Scenario | Panama [Member] | Year Three [Member]
GDP growth	5.10%
Inflation	1.40%
Unemployment	7.20%
Exports	$ 29,997
Imports	$ 29,651
Current Account Deficit	(4.10%)
Base Scenario | Panama [Member] | Year Four [Member]
GDP growth	4.90%
Inflation	1.50%
Unemployment	7.50%
Exports	$ 30,947
Imports	$ 30,897
Current Account Deficit	(4.00%)
Base Scenario | Panama [Member] | Year Five [Member]
GDP growth	4.60%
Inflation	1.60%
Unemployment	7.90%
Exports	$ 31,647
Imports	$ 32,271
Current Account Deficit	(3.00%)
Base Scenario | Panama [Member] | Year Six [Member]
GDP growth	4.50%
Inflation	1.70%
Unemployment	8.20%
Exports	$ 32,247
Imports	$ 33,417
Current Account Deficit	(3.60%)
Base Scenario | Panama [Member] | Year seven [Member]
GDP growth	4.60%
Inflation	1.80%
Unemployment	8.50%
Exports	$ 32,537
Imports	$ 34,664
Current Account Deficit	(3.50%)
Base Scenario | Salvador [Member] | Year One [Member]
GDP growth	2.30%
Inflation	2.00%
Exports	$ 5,760
Imports	$ 10,593
Current Account Deficit	(2.00%)
Fiscal Budget Balance	(2.30%)
Base Scenario | Salvador [Member] | Year Two [Member]
GDP growth	2.70%
Inflation	1.90%
Exports	$ 5,939
Imports	$ 11,883
Current Account Deficit	(3.30%)
Fiscal Budget Balance	(2.30%)
Base Scenario | Salvador [Member] | Year Three [Member]
GDP growth	2.50%
Inflation	1.80%
Exports	$ 6,355
Imports	$ 12,714
Current Account Deficit	(3.40%)
Fiscal Budget Balance	(2.40%)
Base Scenario | Salvador [Member] | Year Four [Member]
GDP growth	2.20%
Inflation	1.90%
Exports	$ 6,884
Imports	$ 13,370
Current Account Deficit	(3.50%)
Fiscal Budget Balance	(2.20%)
Base Scenario | Salvador [Member] | Year Five [Member]
GDP growth	2.00%
Inflation	1.90%
Exports	$ 7,264
Imports	$ 13,911
Current Account Deficit	(3.60%)
Fiscal Budget Balance	(2.20%)
Base Scenario | Salvador [Member] | Year Six [Member]
GDP growth	2.10%
Inflation	1.90%
Exports	$ 7,746
Imports	$ 14,416
Current Account Deficit	(3.50%)
Fiscal Budget Balance	(2.10%)
Base Scenario | Salvador [Member] | Year seven [Member]
GDP growth	2.20%
Inflation	2.00%
Exports	$ 8,255
Imports	$ 14,964
Current Account Deficit	(3.40%)
Fiscal Budget Balance	(2.10%)
Base Scenario | Guatemala [Member] | Year One [Member]
GDP growth	2.80%
Inflation	5.70%
Exchange Rate	7.34%
Exports	$ 10,983
Imports	$ 18,389
Fiscal Budget Balance	(3.70%)
Base Scenario | Guatemala [Member] | Year Two [Member]
GDP growth	3.00%
Inflation	4.20%
Exchange Rate	7.77%
Exports	$ 10,730
Imports	$ 19,171
Fiscal Budget Balance	(1.70%)
Base Scenario | Guatemala [Member] | Year Three [Member]
GDP growth	3.30%
Inflation	4.00%
Exchange Rate	7.90%
Exports	$ 10,369
Imports	$ 18,937
Fiscal Budget Balance	(1.60%)
Base Scenario | Guatemala [Member] | Year Four [Member]
GDP growth	3.20%
Inflation	3.70%
Exchange Rate	8.00%
Exports	$ 10,354
Imports	$ 18,816
Fiscal Budget Balance	(1.40%)
Base Scenario | Guatemala [Member] | Year Five [Member]
GDP growth	3.00%
Inflation	4.40%
Exchange Rate	8.09%
Exports	$ 10,769
Imports	$ 19,399
Fiscal Budget Balance	(1.30%)
Base Scenario | Guatemala [Member] | Year Six [Member]
GDP growth	3.20%
Inflation	4.30%
Exchange Rate	8.19%
Exports	$ 11,199
Imports	$ 20,563
Fiscal Budget Balance	(1.20%)
Base Scenario | Guatemala [Member] | Year seven [Member]
GDP growth	3.30%
Inflation	4.20%
Exchange Rate	8.28%
Exports	$ 11,569
Imports	$ 21,242
Fiscal Budget Balance	(1.20%)
Optimistic Scenario | Republic Of Colombia [Member] | Year One [Member]
GDP growth	1.80%
Inflation	4.10%
Monetary Policy Rate	4.80%
Unemployment	9.60%
Exchange Rate	2992.00%
Exports	$ 37,385
Imports	$ 46,076
Optimistic Scenario | Republic Of Colombia [Member] | Year Two [Member]
GDP growth	2.70%
Inflation	3.10%
Monetary Policy Rate	4.00%
Unemployment	9.30%
Exchange Rate	3010.00%
Exports	$ 44,483
Imports	$ 51,927
Optimistic Scenario | Republic Of Colombia [Member] | Year Three [Member]
GDP growth	3.90%
Inflation	3.10%
Monetary Policy Rate	4.30%
Unemployment	8.70%
Exchange Rate	3000.00%
Exports	$ 49,381
Imports	$ 57,541
Optimistic Scenario | Republic Of Colombia [Member] | Year Four [Member]
GDP growth	4.70%
Inflation	2.70%
Monetary Policy Rate	4.50%
Unemployment	8.40%
Exchange Rate	3070.00%
Exports	$ 48,275
Imports	$ 64,841
Optimistic Scenario | Republic Of Colombia [Member] | Year Five [Member]
GDP growth	4.30%
Inflation	2.60%
Monetary Policy Rate	4.30%
Unemployment	8.20%
Exchange Rate	3090.00%
Exports	$ 46,630
Imports	$ 63,825
Optimistic Scenario | Republic Of Colombia [Member] | Year Six [Member]
GDP growth	4.30%
Inflation	2.60%
Monetary Policy Rate	4.00%
Unemployment	8.00%
Exchange Rate	3110.00%
Exports	$ 50,338
Imports	$ 66,443
Optimistic Scenario | Republic Of Colombia [Member] | Year seven [Member]
GDP growth	4.60%
Inflation	2.50%
Monetary Policy Rate	4.00%
Unemployment	7.70%
Exchange Rate	3130.00%
Exports	$ 54,700
Imports	$ 69,576
Optimistic Scenario | Panama [Member] | Year One [Member]
GDP growth	5.40%
Inflation	0.40%
Monetary Policy Rate	6.00%
Exports	$ 24,933
Imports	$ 26,961
Current Account Deficit	(8.00%)
Optimistic Scenario | Panama [Member] | Year Two [Member]
GDP growth	4.10%
Inflation	1.00%
Monetary Policy Rate	6.20%
Exports	$ 28,373
Imports	$ 28,170
Current Account Deficit	(5.80%)
Optimistic Scenario | Panama [Member] | Year Three [Member]
GDP growth	5.40%
Inflation	1.30%
Monetary Policy Rate	7.10%
Exports	$ 30,597
Imports	$ 28,751
Current Account Deficit	(3.90%)
Optimistic Scenario | Panama [Member] | Year Four [Member]
GDP growth	5.20%
Inflation	1.50%
Monetary Policy Rate	7.30%
Exports	$ 31,347
Imports	$ 29,697
Current Account Deficit	(3.60%)
Optimistic Scenario | Panama [Member] | Year Five [Member]
GDP growth	4.90%
Inflation	1.60%
Monetary Policy Rate	7.60%
Exports	$ 32,047
Imports	$ 31,071
Current Account Deficit	(2.70%)
Optimistic Scenario | Panama [Member] | Year Six [Member]
GDP growth	4.80%
Inflation	1.60%
Monetary Policy Rate	7.90%
Exports	$ 32,767
Imports	$ 32,217
Current Account Deficit	(2.70%)
Optimistic Scenario | Panama [Member] | Year seven [Member]
GDP growth	4.90%
Inflation	1.60%
Monetary Policy Rate	8.00%
Exports	$ 33,097
Imports	$ 33,464
Current Account Deficit	(2.40%)
Optimistic Scenario | Salvador [Member] | Year One [Member]
GDP growth	2.30%
Inflation	2.00%
Exports	$ 5,760
Imports	$ 10,593
Current Account Deficit	(2.00%)
Fiscal Budget Balance	(2.30%)
Optimistic Scenario | Salvador [Member] | Year Two [Member]
GDP growth	3.20%
Inflation	2.40%
Exports	$ 5,969
Imports	$ 11,935
Current Account Deficit	(3.10%)
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Salvador [Member] | Year Three [Member]
GDP growth	3.60%
Inflation	2.40%
Exports	$ 6,503
Imports	$ 12,987
Current Account Deficit	(3.00%)
Fiscal Budget Balance	(0.90%)
Optimistic Scenario | Salvador [Member] | Year Four [Member]
GDP growth	3.50%
Inflation	2.70%
Exports	$ 7,055
Imports	$ 13,670
Current Account Deficit	(3.10%)
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Salvador [Member] | Year Five [Member]
GDP growth	3.20%
Inflation	2.90%
Exports	$ 7,455
Imports	$ 14,228
Current Account Deficit	(3.20%)
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Salvador [Member] | Year Six [Member]
GDP growth	3.40%
Inflation	3.10%
Exports	$ 7,952
Imports	$ 14,744
Current Account Deficit	(3.10%)
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Salvador [Member] | Year seven [Member]
GDP growth	3.50%
Inflation	3.20%
Exports	$ 8,472
Imports	$ 15,304
Current Account Deficit	(3.00%)
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Guatemala [Member] | Year One [Member]
GDP growth	2.80%
Inflation	5.70%
Exchange Rate	7.34%
Exports	$ 10,983
Imports	$ 18,389
Fiscal Budget Balance	(3.70%)
Optimistic Scenario | Guatemala [Member] | Year Two [Member]
GDP growth	3.20%
Inflation	3.70%
Exchange Rate	7.50%
Exports	$ 10,798
Imports	$ 19,259
Fiscal Budget Balance	(1.20%)
Optimistic Scenario | Guatemala [Member] | Year Three [Member]
GDP growth	4.40%
Inflation	3.50%
Exchange Rate	7.52%
Exports	$ 10,656
Imports	$ 19,290
Fiscal Budget Balance	(0.90%)
Optimistic Scenario | Guatemala [Member] | Year Four [Member]
GDP growth	4.40%
Inflation	2.80%
Exchange Rate	7.50%
Exports	$ 10,642
Imports	$ 19,169
Fiscal Budget Balance	(0.80%)
Optimistic Scenario | Guatemala [Member] | Year Five [Member]
GDP growth	4.40%
Inflation	3.20%
Exchange Rate	7.51%
Exports	$ 11,056
Imports	$ 19,752
Fiscal Budget Balance	(0.70%)
Optimistic Scenario | Guatemala [Member] | Year Six [Member]
GDP growth	4.40%
Inflation	3.40%
Exchange Rate	7.51%
Exports	$ 11,719
Imports	$ 20,443
Fiscal Budget Balance	(0.70%)
Optimistic Scenario | Guatemala [Member] | Year seven [Member]
GDP growth	4.40%
Inflation	3.30%
Exchange Rate	7.53%
Exports	$ 12,235
Imports	$ 21,343
Fiscal Budget Balance	(0.70%)
Pessimistic Scenario | Republic Of Colombia [Member] | Year One [Member]
GDP growth	1.80%
Inflation	4.10%
Monetary Policy Rate	4.80%
Unemployment	9.60%
Exchange Rate	2992.00%
Exports	$ 37,385
Imports	$ 46,076
Pessimistic Scenario | Republic Of Colombia [Member] | Year Two [Member]
GDP growth	2.40%
Inflation	3.70%
Monetary Policy Rate	4.50%
Unemployment	9.40%
Exchange Rate	3140.00%
Exports	$ 40,310
Imports	$ 48,272
Pessimistic Scenario | Republic Of Colombia [Member] | Year Three [Member]
GDP growth	2.50%
Inflation	4.00%
Monetary Policy Rate	5.30%
Unemployment	9.10%
Exchange Rate	3360.00%
Exports	$ 41,973
Imports	$ 52,285
Pessimistic Scenario | Republic Of Colombia [Member] | Year Four [Member]
GDP growth	2.60%
Inflation	3.70%
Monetary Policy Rate	5.80%
Unemployment	9.00%
Exchange Rate	3600.00%
Exports	$ 40,307
Imports	$ 56,570
Pessimistic Scenario | Republic Of Colombia [Member] | Year Five [Member]
GDP growth	2.10%
Inflation	3.60%
Monetary Policy Rate	5.50%
Unemployment	9.00%
Exchange Rate	3740.00%
Exports	$ 39,946
Imports	$ 57,905
Pessimistic Scenario | Republic Of Colombia [Member] | Year Six [Member]
GDP growth	2.10%
Inflation	3.60%
Monetary Policy Rate	5.30%
Unemployment	9.10%
Exchange Rate	3860.00%
Exports	$ 42,985
Imports	$ 59,961
Pessimistic Scenario | Republic Of Colombia [Member] | Year seven [Member]
GDP growth	2.10%
Inflation	3.50%
Monetary Policy Rate	5.30%
Unemployment	9.00%
Exchange Rate	3990.00%
Exports	$ 47,347
Imports	$ 63,094
Pessimistic Scenario | Panama [Member] | Year One [Member]
GDP growth	5.40%
Inflation	0.40%
Unemployment	6.00%
Exports	$ 24,933
Imports	$ 26,961
Current Account Deficit	(8.00%)
Pessimistic Scenario | Panama [Member] | Year Two [Member]
GDP growth	3.60%
Inflation	1.00%
Unemployment	6.90%
Exports	$ 28,197
Imports	$ 28,370
Current Account Deficit	(5.80%)
Pessimistic Scenario | Panama [Member] | Year Three [Member]
GDP growth	4.70%
Inflation	1.70%
Unemployment	7.60%
Exports	$ 29,197
Imports	$ 30,851
Current Account Deficit	(4.80%)
Pessimistic Scenario | Panama [Member] | Year Four [Member]
GDP growth	4.50%
Inflation	1.90%
Unemployment	7.90%
Exports	$ 29,647
Imports	$ 32,097
Current Account Deficit	(4.50%)
Pessimistic Scenario | Panama [Member] | Year Five [Member]
GDP growth	4.20%
Inflation	1.90%
Unemployment	8.30%
Exports	$ 30,047
Imports	$ 33,471
Current Account Deficit	(4.30%)
Pessimistic Scenario | Panama [Member] | Year Six [Member]
GDP growth	4.10%
Inflation	2.00%
Unemployment	8.60%
Exports	$ 30,147
Imports	$ 34,617
Current Account Deficit	(4.40%)
Pessimistic Scenario | Panama [Member] | Year seven [Member]
GDP growth	4.20%
Inflation	2.20%
Unemployment	8.90%
Exports	$ 31,737
Imports	$ 35,864
Current Account Deficit	(4.50%)
Pessimistic Scenario | Salvador [Member] | Year One [Member]
GDP growth	2.30%
Inflation	2.00%
Exports	$ 5,760
Imports	$ 10,593
Current Account Deficit	(2.00%)
Fiscal Budget Balance	(2.30%)
Pessimistic Scenario | Salvador [Member] | Year Two [Member]
GDP growth	2.30%
Inflation	1.50%
Exports	$ 5,910
Imports	$ 11,832
Current Account Deficit	(3.30%)
Fiscal Budget Balance	(3.50%)
Pessimistic Scenario | Salvador [Member] | Year Three [Member]
GDP growth	1.80%
Inflation	1.10%
Exports	$ 6,207
Imports	$ 12,442
Current Account Deficit	(3.70%)
Fiscal Budget Balance	(3.80%)
Pessimistic Scenario | Salvador [Member] | Year Four [Member]
GDP growth	1.40%
Inflation	1.10%
Exports	$ 6,712
Imports	$ 13,070
Current Account Deficit	(3.80%)
Fiscal Budget Balance	(3.60%)
Pessimistic Scenario | Salvador [Member] | Year Five [Member]
GDP growth	1.10%
Inflation	1.00%
Exports	$ 7,073
Imports	$ 13,594
Current Account Deficit	(3.90%)
Fiscal Budget Balance	(3.50%)
Pessimistic Scenario | Salvador [Member] | Year Six [Member]
GDP growth	1.30%
Inflation	0.80%
Exports	$ 7,541
Imports	$ 14,087
Current Account Deficit	(3.80%)
Fiscal Budget Balance	(3.40%)
Pessimistic Scenario | Salvador [Member] | Year seven [Member]
GDP growth	1.40%
Inflation	0.70%
Exports	$ 8,039
Imports	$ 14,623
Current Account Deficit	(3.70%)
Fiscal Budget Balance	(3.50%)
Pessimistic Scenario | Guatemala [Member] | Year One [Member]
GDP growth	2.80%
Inflation	5.70%
Exchange Rate	7.34%
Exports	$ 10,983
Imports	$ 18,389
Fiscal Budget Balance	3.70%
Pessimistic Scenario | Guatemala [Member] | Year Two [Member]
GDP growth	2.70%
Inflation	4.80%
Exchange Rate	8.03%
Exports	$ 10,662
Imports	$ 19,083
Fiscal Budget Balance	2.20%
Pessimistic Scenario | Guatemala [Member] | Year Three [Member]
GDP growth	2.10%
Inflation	4.80%
Exchange Rate	8.28%
Exports	$ 10,082
Imports	$ 18,584
Fiscal Budget Balance	1.90%
Pessimistic Scenario | Guatemala [Member] | Year Four [Member]
GDP growth	2.00%
Inflation	4.30%
Exchange Rate	8.49%
Exports	$ 10,067
Imports	$ 18,463
Fiscal Budget Balance	1.80%
Pessimistic Scenario | Guatemala [Member] | Year Five [Member]
GDP growth	2.00%
Inflation	4.70%
Exchange Rate	8.67%
Exports	$ 10,481
Imports	$ 19,046
Fiscal Budget Balance	1.70%
Pessimistic Scenario | Guatemala [Member] | Year Six [Member]
GDP growth	2.00%
Inflation	5.00%
Exchange Rate	8.86%
Exports	$ 10,901
Imports	$ 19,999
Fiscal Budget Balance	1.80%
Pessimistic Scenario | Guatemala [Member] | Year seven [Member]
GDP growth	2.00%
Inflation	4.90%
Exchange Rate	9.03%
Exports	$ 11,119
Imports	$ 20,399
Fiscal Budget Balance	1.80%